UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30,2005

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   26-Oct-05

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          118

Form 13F Information Table Value Total:      $136,547

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2129 29025.000SH       SOLE                  775.000         28300.000
                                                               103 1400.000 SH       DEFINED 0001091923                     1400.000
AFLAC Inc.                     COM              001055102     4500 99329.000SH       SOLE                 1905.000         97599.000
                                                               136 3000.000 SH       DEFINED 0001091923                     3000.000
Abbott Laboratories            COM              002824100      225 5300.000 SH       SOLE                                   5300.000
                                                                42 1000.000 SH       DEFINED 0001091923                     1000.000
Air Products & Chemical Inc.   COM              009158106     1648 29895.000SH       SOLE                  500.000         29395.000
                                                                66 1200.000 SH       DEFINED 0001091923                     1200.000
Alberto Culver Co CL A         COM              013068101     2221 49634.000SH       SOLE                  975.000         48759.000
                                                                64 1425.000 SH       DEFINED 0001091923                     1425.000
Alltel Corp                    COM              020039103     2854 43840.000SH       SOLE                 1375.000         42615.000
                                                                39  600.000 SH       DEFINED 0001091923                      600.000
Amerada Hess Corp.             COM              023551104      976 7100.000 SH       SOLE                  715.000          6485.000
                                                                52  380.000 SH       DEFINED 0001091923                      380.000
American Express Co.           COM              025816109     3477 60537.223SH       SOLE                 1555.000         59107.223
                                                               106 1845.000 SH       DEFINED 0001091923                     1845.000
Amgen                          COM              031162100      355 4450.000 SH       SOLE                                   4450.000
                                                                20  250.000 SH       DEFINED 0001091923                      250.000
Anheuser-Busch Co.             COM              035229103     1305 30327.000SH       SOLE                 1175.000         29252.000
                                                                42  970.000 SH       DEFINED 0001091923                      970.000
Auto Data Processing           COM              053015103     2157 50111.342SH       SOLE                 1625.000         48611.342
                                                                84 1950.000 SH       DEFINED 0001091923                     1950.000
Bank of America Corp.          COM              060505104     3883 92239.000SH       SOLE                 2075.000         90364.000
                                                              1328 31535.000SH       DEFINED 0001091923                    31535.000
Bear Stearns Cos. Inc.         COM              073902108     2945 26835.000SH       SOLE                  800.000         26110.000
                                                                58  525.000 SH       DEFINED 0001091923                      525.000
Cisco Systems, Inc.            COM              17275R102      913 50945.000SH       SOLE                 2050.000         48895.000
                                                                 5  300.000 SH       DEFINED 0001091923                      300.000
Citigroup, Inc.                COM              172967101     2218 48736.762SH       SOLE                 1350.000         47536.762
                                                                75 1650.000 SH       DEFINED 0001091923                     1650.000
Colgate Palmolive              COM              194162103      333 6300.000 SH       SOLE                                   6300.000
Danaher Corp.                  COM              235851102     3504 65097.000SH       SOLE                 1700.000         63547.000
                                                               102 1895.000 SH       DEFINED 0001091923                     1895.000
Dell Inc.                      COM              24702r101     1591 46514.000SH       SOLE                 1425.000         45089.000
                                                                58 1700.000 SH       DEFINED 0001091923                     1700.000
Disney (Walt) Holding Co.      COM              254687106     2050 84951.000SH       SOLE                 2450.000         82751.000
                                                               155 6405.000 SH       DEFINED 0001091923                     6405.000
Ecolab Inc.                    COM              278865100     2176 68135.000SH       SOLE                 2500.000         65860.000
                                                                15  475.000 SH       DEFINED 0001091923                      475.000
Electronic Arts, Inc.          COM              285512109     1581 27785.000SH       SOLE                  925.000         26960.000
                                                                61 1075.000 SH       DEFINED 0001091923                     1075.000
Emerson Electric Company       COM              291011104      217 3025.000 SH       SOLE                                   3025.000
Exxon Mobil Corp.              COM              30231G102     4709 74106.972SH       SOLE                  900.000         73206.972
                                                               547 8610.000 SH       DEFINED 0001091923                     8610.000
Federal Express Corporation    COM              31428X106     2546 29215.000SH       SOLE                  600.000         28665.000
                                                                46  525.000 SH       DEFINED 0001091923                      525.000
First Data                     COM              319963104     2008 50200.000SH       SOLE                 1375.000         48950.000
                                                                60 1500.000 SH       DEFINED 0001091923                     1500.000
General Electric Co.           COM              369604103     4641 137828.486SH      SOLE                 2325.000        135703.486
                                                               474 14075.000SH       DEFINED 0001091923                    14075.000
Gillette Co. Com.              COM              375766102     1747 30025.000SH       SOLE                  400.000         29750.000
                                                               291 5000.000 SH       DEFINED 0001091923                     5000.000
GlaxoSmithKline ADR            ADR              37733W105      634 12368.000SH       SOLE                                  12368.000
                                                               158 3076.000 SH       DEFINED 0001091923                     3076.000
Home Depot                     COM              437076102     2799 73385.881SH       SOLE                 1250.000         72135.881
                                                               115 3020.000 SH       DEFINED 0001091923                     3020.000
Intel Corp                     COM              458140100     2458 99706.237SH       SOLE                 3100.000         96881.237
                                                               113 4595.000 SH       DEFINED 0001091923                     4595.000
Ishares Cohen Steers Realty Fd COM              464287564      270 3671.000 SH       SOLE                                   3671.000
                                                                21  280.000 SH       DEFINED 0001091923     80.000           200.000
Ishares MSCI EAFE Index Fund   COM              464287465     1728 29749.000SH       SOLE                                  29749.000
                                                               143 2465.000 SH       DEFINED 0001091923     90.000          2375.000
Ishares MSCI Emerging Mkts Ind COM              464287234     1410 16614.000SH       SOLE                                  16614.000
                                                                86 1008.000 SH       DEFINED 0001091923     33.000           975.000
Ishares S&P Mid Cap 400        COM              464287507     1766 24585.000SH       SOLE                                  24585.000
                                                               110 1525.000 SH       DEFINED 0001091923    150.000          1375.000
Ishares S&P Small Cap 600      COM              464287804     1361 23568.000SH       SOLE                                  23568.000
                                                                81 1410.000 SH       DEFINED 0001091923    135.000          1275.000
Jefferson Pilot Corp.          COM              475070108     1506 29439.000SH       SOLE                 1475.000         28089.000
                                                                33  650.000 SH       DEFINED 0001091923                      650.000
Johnson & Johnson              COM              478160104     2304 36404.000SH       SOLE                  900.000         35579.000
                                                               106 1675.000 SH       DEFINED 0001091923                     1675.000
Johnson Controls Inc.          COM              478366107     1829 29472.000SH       SOLE                  925.000         28547.000
                                                                65 1050.000 SH       DEFINED 0001091923                     1050.000
L 3 Communications Holdings, I COM              502424104     2073 26218.000SH       SOLE                  875.000         25443.000
                                                                49  625.000 SH       DEFINED 0001091923                      625.000
Marriott Intl Inc New CL A     COM              571903202      315 5000.000 SH       SOLE                                   5000.000
McGraw-Hill Inc.               COM              580645109     4127 85910.000SH       SOLE                 1950.000         84160.000
                                                               172 3590.000 SH       DEFINED 0001091923                     3590.000
Microsoft Corp.                COM              594918104     3423 133052.008SH      SOLE                 3125.000        130227.008
                                                               126 4900.000 SH       DEFINED 0001091923                     4900.000
PepsiCo Inc.                   COM              713448108     2839 50068.000SH       SOLE                 1420.000         48768.000
                                                               540 9525.000 SH       DEFINED 0001091923                     9525.000
Pfizer Inc.                    COM              717081103     2299 92082.766SH       SOLE                 1875.000         90382.766
                                                               253 10125.000SH       DEFINED 0001091923                    10125.000
Pitney-Bowes Inc.              COM              724479100      388 9300.000 SH       SOLE                                   9300.000
Procter & Gamble Co.           COM              742718109     1111 18684.000SH       SOLE                                  18684.000
                                                                48  800.000 SH       DEFINED 0001091923                      800.000
Quest Diagnostics              COM              74834l100     3464 68549.000SH       SOLE                 1450.000         67249.000
                                                                93 1850.000 SH       DEFINED 0001091923                     1850.000
Schlumberger Ltd.              COM              806857108     3435 40707.302SH       SOLE                 1120.000         39687.302
                                                               178 2115.000 SH       DEFINED 0001091923                     2115.000
Sigma Aldrich Corp.            COM              826552101      248 3865.000 SH       SOLE                                   3865.000
                                                                 6  100.000 SH       DEFINED 0001091923                      100.000
Sony Corp. ADR American SHS Ne ADR              835699307      505 15215.000SH       SOLE                                  15215.000
                                                                60 1800.000 SH       DEFINED 0001091923                     1800.000
Southern Company               COM              842587107     4099 114624.829SH      SOLE                 2400.000        112499.829
                                                               460 12865.000SH       DEFINED 0001091923                    12865.000
Standard & Poor's 500 Dep. Rec COM              78462f103      524 4260.000 SH       SOLE                                   4260.000
                                                                20  165.000 SH       DEFINED 0001091923    165.000
Stryker Corp.                  COM              863667101     5234 105881.000SH      SOLE                 1950.000        104081.000
                                                               101 2050.000 SH       DEFINED 0001091923                     2050.000
Tortoise Energy Infrastructure COM              89147l100     3014 95379.753SH       SOLE                 2250.000         93379.753
                                                               100 3150.000 SH       DEFINED 0001091923                     3150.000
US BANCORP DEL COM NEW         COM              902973304      253 9000.000 SH       DEFINED 0001091923                     9000.000
United Healthcare Corp.        COM              91324p102     3378 60100.000SH       SOLE                 1675.000         58575.000
                                                                81 1450.000 SH       DEFINED 0001091923                     1450.000
United Technologies Corp.      COM              913017109     3042 58678.000SH       SOLE                 1025.000         57753.000
                                                               183 3530.000 SH       DEFINED 0001091923                     3530.000
Wachovia Corp New              COM              929903102      353 7412.000 SH       DEFINED 0001091923                     7412.000
Wal Mart Stores Inc.           COM              931142103     3111 70985.000SH       SOLE                 1325.000         69785.000
                                                               108 2460.000 SH       DEFINED 0001091923                     2460.000
Walgreen Company               COM              931422109     2243 51623.000SH       SOLE                 1430.000         50318.000
                                                               167 3855.000 SH       DEFINED 0001091923                     3855.000
Washington Mutual, Inc.        COM              939322103      314 8011.000 SH       SOLE                  100.000          7911.000
                                                                36  925.000 SH       DEFINED 0001091923                      925.000
Weyerhaeuser Co.               COM              962166104     1691 24600.000SH       SOLE                  625.000         24100.000
                                                                65  950.000 SH       DEFINED 0001091923                      950.000